Property and Equipment - Summary of Classification of Depreciation Expenses in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 2,748	₩ 545	₩ 375
Cost of Revenues
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	1,795	260	182
Selling, General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	761	233	150
Research and Development
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation of property,plant and equipment	₩ 192	₩ 52	₩ 43